Deferred tax assets and liabilities - Unrecognized deferred tax assets and liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deferred tax assets	$ 17,882	$ 52,799
Unrecognized deferred tax liabilities	0	0
Deductible temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deferred tax assets	291	38
Unrecognized deferred tax liabilities	0	0
Taxable temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deferred tax assets	0	0
Unrecognized deferred tax liabilities	(12,162)	(12,162)
Unused tax losses & tax credits
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deferred tax assets	29,753	64,923
Unrecognized deferred tax liabilities	0	0
Before offset amount
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deferred tax assets	30,044	64,961
Unrecognized deferred tax liabilities	(12,162)	(12,162)
Offset
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deferred tax assets	12,162	12,162
Unrecognized deferred tax liabilities	$ (12,162)	$ (12,162)